SUPPLEMENT DATED FEBRUARY 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2015

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Unless otherwise noted, the changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Comstock Portfolio – In the Management subsection, all references to Matthew Seinsheimer in the “Portfolio Manager and Primary Title with Sub-Adviser” table are replaced with the following:

Charles DyReyes, CFA, Portfolio Manager                         Since 2015

Focused Growth Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, are deleted in their entirety and replaced with the following:

Sub-Adviser – Janus Capital Management LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Doug Rao, Portfolio Manager	Since 2013
Nick Schommer, CFA, Portfolio Manager	Since 2016

Emerging Markets Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, are deleted in their entirety and replaced with the following:

Sub-Adviser – OppenheimerFunds, Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Justin M. Leverenz, CFA, Senior Vice President and Portfolio Manager	Since 2007
John Paul Lech, Co-Portfolio Manager	Since 2015

Disclosure Changes to the About Management section

In the table for Invesco Advisers, Inc. within the Comstock Portfolio subsection, all references to Matthew Seinsheimer are replaced with the following:

Charles DyReyes, CFA	Portfolio manager of Invesco since 2015. From 2010 to 2015, Mr. DyReyes was senior equity analyst of Brandywine Global Investment Management. He has over 14 years of investment experience. Mr. DyReyes has a BS from Lehigh University.

The following is added to the Janus Capital Management LLC table within the subsection for Focused Growth Portfolio:

Nick Schommer, CFA	Portfolio manager of Janus since 2016, managing the Janus forty fund and other Janus funds and performing duties as a research analyst. Prior to joining Janus, Mr. Schommer was a research analyst at Marsico Capital Management, LLC from 2009 to 2013. He has over 8 years of investment experience. Mr. Schommer has a BS from the United States Military Academy and an MBA from UCLA Anderson School of Management.

The following is added to the OppenheimerFunds, Inc. table within the subsection for Emerging Markets Portfolio:

John Paul Lech	Director of research of Oppenheimer’s emerging markets equity team since 2015 and vice president of Oppenheimer since 2011. From 2010 to 2015, Mr. Lech was senior research analyst of Oppenheimer’s emerging markets equity team. He has over 11 years of investment experience. Mr. Lech has a BA and MA from the Walsh School of Foreign Service at Georgetown University.

The changes below were disclosed in a previous supplement to the Prospectus dated February 4, 2016 and, as described in that supplement, went into effect on February 5, 2016.

Disclosure Changes to the Fund Summaries section

Core Income Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table was deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2016

High Yield Bond Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table was deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2011
C. Robert Boyd, Managing Director and Portfolio Manager	Since 2014

Disclosure Changes to the About Management section

In the table for Pacific Asset Management, the subsections for the Core Income Portfolio and High Yield Bond Portfolio were deleted in their entirety and replaced with the following:

CORE INCOME PORTFOLIO

David Weismiller, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for the Core Income Portfolio. As the lead portfolio manager, Mr. Weismiller has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 17 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager of Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.
HIGH YIELD BOND PORTFOLIO

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

C. Robert Boyd	Managing director of Pacific Asset Management since 2012 and portfolio manager of Pacific Asset Management since 2014. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the gaming, leisure, aircraft and equipment rental sectors. Prior to joining Pacific Asset Management, he was a vice president, credit analyst and bank loan portfolio manager at PIMCO since 1998. He has over 16 years of investment experience, focused on leveraged finance, credit analysis and structured products. Mr. Boyd has a BA from California State University, Long Beach and an MBA from the University of Southern California.

The changes below were disclosed in a previous supplement to the Prospectus dated February 4, 2016 and, as described in that supplement, will go into effect on February 29, 2016.

Disclosure Changes to the Fund Summaries section

Floating Rate Income Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Disclosure Changes to the About Management section

In the table for Pacific Asset Management, the subsection for the Floating Rate Income Portfolio will be deleted in its entirety and replaced with the following:

FLOATING RATE INCOME PORTFOLIO

J.P. Leasure	Senior managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing all credit research activities for Pacific Asset Management. He has over 17 years of investment and banking experience. Mr. Leasure has a BA from the University of California, Los Angeles and an MBA from Columbia University.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

The changes below were disclosed in a previous supplement to the Prospectus dated November 25, 2015 and, as described in that supplement, were already in effect as of that date.

Disclosure Changes to the Other Fund Information section

Under the How Share Prices Are Calculated subsection, the second and third sentences of the third paragraph were deleted and replaced with the following:

For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

In addition, the eighth and ninth paragraphs were deleted and replaced with the following:

•

Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•	Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

In addition, the last paragraph was deleted and replaced with the following:

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Form No.	15-44297-00

PSFSUP0216

SUPPLEMENT DATED FEBRUARY 26, 2016

TO THE PROSPECTUS FOR THE PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO DATED OCTOBER 19, 2015

This supplement revises the Pacific Select Fund prospectus for the Diversified Alternatives Portfolio dated October 19, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

The changes below were disclosed in a previous supplement to the Prospectus dated November 25, 2015 and, as described in that supplement, were already in effect as of that date.

Disclosure Changes to the Other Fund Information section

Under the How Share Prices Are Calculated subsection, the second sentence of the third paragraph was deleted and replaced with the following:

For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time.

In addition, the last paragraph was deleted and replaced with the following:

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Form No.	15-44298-00

PSFDASUP0216

SUPPLEMENT DATED FEBRUARY 26, 2016

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 19, 2015 FOR THE DIVERSIFIED ALTERNATIVES PORTFOLIO

AND DATED MAY 1, 2015 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 19, 2015 for the Diversified Alternatives Portfolio and dated May 1, 2015 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, information regarding Matthew Seinsheimer with respect to Invesco is deleted. In addition, the following is added with respect to Invesco, Janus and Oppenheimer, as applicable:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Invesco
Charles DyReyes[3]
Registered Investment Companies	8	$17,903,568,300	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	3,668	$529,256,940	None	N/A
Janus
Nick Schommer[3]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A
Oppenheimer
John Paul Lech[3]
Registered Investment Companies	7	$29,921,186,213	None	N/A
Other Pooled Investment Vehicles	2	$2,580,671,400	None	N/A
Other Accounts	3	$229,731,863	None	N/A

3 Other Accounts Managed information as of December 31, 2015.

Form No.	15-44299-00

PSFSAI0216